Leases - Summary of Contractual Undiscounted Cash Flows Associated With Future Lease Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 2,164	$ 1,618
Within one year [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	33	67
After one year but not more than five years Later [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	889	263
than five years [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 1,242	$ 1,288